Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2022
Quarterly Financial Information Disclosure [Line Items]
Schedule of Quarterly Results of Operations

A summary of the Companies’ quarterly results of operations for the years ended December 31, 2022 and 2021 follows. Amounts reflect all adjustments necessary in the opinion of management for a fair statement of the results for the interim periods. Results for interim periods may fluctuate as a result of weather conditions, changes in rates and other factors. In addition, Dominion Energy’s results have been recast reflecting the presentation of operations included as discontinued operations. See Notes 3 and 9 for more information.

Dominion Energy

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
(millions)
2022
Operating revenue	$3,113	$3,059	$3,963	$3,810
Income (loss) from continuing operations	642	(461)	995	(409)
Net income (loss) from continuing operations including noncontrolling interests	300	(665)	626	(239)
Net income from discontinued operations including noncontrolling interest	411	212	152	197
Net income (loss) including noncontrolling interests	711	(453)	778	(42)
Net income (loss) attributable to Dominion Energy	711	(453)	778	(42)
Basic EPS:
Net income (loss) from continuing operations	0.34	(0.84)	0.73	(0.31)
Net income from discontinued operations	0.50	0.26	0.18	0.24
Net income (loss) attributable to Dominion Energy	0.84	(0.58)	0.91	(0.07)
Diluted EPS:
Net income (loss) from continuing operations	0.34	(0.84)	0.73	(0.31)
Net income from discontinued operations	0.50	0.26	0.18	0.24
Net income (loss) attributable to Dominion Energy	0.84	(0.58)	0.91	(0.07)
Dividends declared per preferred share (Series A)	4.375	2.917	—	—
Dividends declared per preferred share (Series B)	11.625	11.625	11.625	11.625
Dividends declared per preferred share (Series C)	10.875	10.875	10.875	10.875
Dividends declared per common share	0.6300	0.6300	0.6300	0.6300
2021
Operating revenue	$2,943	$2,601	$2,815	$3,061
Income from continuing operations	589	259	766	697
Net income from continuing operations including noncontrolling interests	693	140	496	628
Net income from discontinued operations including noncontrolling interest	315	155	170	717
Net income including noncontrolling interests	1,008	295	666	1,345
Net income attributable to Dominion Energy	1,008	285	654	1,341
Basic EPS:
Net income from continuing operations	0.84	0.14	0.58	0.75
Net income from discontinued operations	0.39	0.19	0.21	0.88
Net income attributable to Dominion Energy	1.23	0.33	0.79	1.63
Diluted EPS:
Net income continuing operations	0.84	0.14	0.58	0.75
Net income from discontinued operations	0.39	0.19	0.21	0.88
Net income attributable to Dominion Energy	1.23	0.33	0.79	1.63
Dividends per share (Series A Preferred Stock)	4.375	4.375	4.375	4.375
Dividends per share (Series B Preferred Stock)	11.625	11.625	11.625	11.625
Dividends per share (Series C Preferred Stock)	—	—	—	2.6583
Dividends declared per common share	0.6675	0.6675	0.6675	0.6675

Virginia Power
Quarterly Financial Information Disclosure [Line Items]
Schedule of Quarterly Results of Operations

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
(millions)
2022
Operating revenue	$2,167	$2,175	$2,875	$2,437
Income from operations	562	236	802	448
Net income	357	47	571	240
2021
Operating revenue	$1,830	$1,741	$1,976	$1,923
Income (loss) from operations	548	571	777	601
Net income (loss)	374	414	556	368